Total
BNY Mellon Municipal Bond Fund
Fund Summary
Investment Objective
The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Municipal Bond Fund BNY Mellon Municipal Bond Fund
Management fees	0.60%
Shareholder services fees	0.05%
Miscellaneous other expenses	0.08%
Total other expenses	0.13%
Total annual fund operating expenses	0.73%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BNY Mellon Municipal Bond Fund | BNY Mellon Municipal Bond Fund | USD ($)	75	233	406	906

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
BNY Mellon Municipal Bond Fund | BNY Mellon Municipal Bond Fund | USD ($)	75	233	406	906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14.49% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. Municipal bonds are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities, and certain other specified securities.

The fund invests at least 75% of its assets in municipal bonds rated, at the time of purchase, A or higher or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The fund may invest up to 25% of its assets in municipal bonds rated below A or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc., including bonds of below investment grade credit quality ("high yield" or "junk" bonds).

The dollar-weighted average maturity of the fund's portfolio is not restricted, but normally exceeds ten years. A bond's maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is the average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund.

The fund's portfolio managers focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the portfolio managers use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors based on their apparent relative values.

Although the fund seeks to provide income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in taxable bonds, including when the portfolio managers believe acceptable municipal bonds are not available for investment. During such periods, the fund may not achieve its investment objective.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• High yield securities risk. High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield securities can fall in response to bad news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Liquidity risk also may refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the fund's share price.

• Management risk. The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.bnymellonim.com/us.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q3, 2009: 8.15% Worst Quarter Q4, 2010: -5.04%
The fund's year-to-date total return as of September 30, 2019 was 7.14%.

Average Annual Total Returns (as of 12/31/18)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Returns - BNY Mellon Municipal Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BNY Mellon Municipal Bond Fund	0.46%	3.92%	5.02%
After Taxes on Distributions | BNY Mellon Municipal Bond Fund	0.42%	3.91%	5.01%
After Taxes on Distributions and Sale of Fund Shares | BNY Mellon Municipal Bond Fund	1.50%	3.79%	4.80%
Bloomberg Barclays U.S. Municipal Bond Index reflects no deductions for fees, expenses or taxes	1.28%	3.82%	4.85%